AQR Risk-Balanced Commodities Strategy Fund Investment Objectives and Goals - AQR Risk-Balanced Commodities Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AQR Risk-Balanced Commodities Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks total return.Total return consists of capital appreciation and income.